NOTE 7 - INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2015
Income Tax Disclosure [Abstract]
Schedule of Deferred Tax Assets and Liabilities [Table Text Block]	Deferred tax assets and liabilities at December 31, consist of the following:

	2015	2014
Deferred tax assets:
Net operating loss carry-forwards	$6,857,600	$5,294,800

Total deferred tax assets	6,857,600	5,294,800

Valuation allowance	(6,857,600)	(5,294,800)
Net deferred tax assets	$-	$-

Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]	Income tax benefit differs from the expected statutory rate as follows:

	2015	2014
Expected federal income tax benefit	$(2,211,800)	$(1,471,700)
Stock expense	215,600	357,000
Stock option and warrant expense	70,900	121,300
Other	362,500	70,700
Change in valuation allowance	1,562,800	922,700
Income tax benefit	$–	$–